Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of the income tax benefit is computed at the U.S. federal statutory rate as follows:

	2020	2019
Federal Statutory Tax Rate	21.00%	21.00%
Permanent Differences	(4.63%)	(6.56%)
Change in Valuation Allowance	(16.37%)	(14.44%)
Net deferred tax asset	-	-

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences which give rise to the significant portions of deferred tax assets or liabilities at December 31 are as follows:

	2020	2019
Deferred Tax Assets:
Net Operating Losses	$12,544,738	$5,887,022
Deferred Rent	380	1,381
Accrued Interest/Interest Expense Limitation	1,031,967	962,838
Total deferred tax assets	13,577,085	6,851,241

Deferred Tax Liabilities:
Depreciation	(179,561)	(7,354)
Total deferred tax liabilities	(179,561)	(7,354)

Less: Valuation allowance	(13,397,525)	(6,843,887)
Total Net Deferred Tax Assets	$-	$-

Copa Di Vino Corporation [Member]
Schedule of provision for income taxes

The provision for income taxes consists of the following for the year ended December 31, 2019 and 2018:

	2019	2018

Current income tax expense
State and local income taxes	$2,194	$2,281

Provision for income taxes	$2,194	$2,281

Schedule of Deferred Tax Assets and Liabilities

The tax effect of temporary differences that give rise to the deferred tax asset (liability) is as follows at December 31, 2019 and 2018:

	2019	2018

Deferred tax assets
Net operating losses	$778,700	$915,300
Accrued interest – stockholder note	28,200	29,600
Inventory adjustments	57,100	73,000
Other	400	200
Total deferred tax asset	864,400	1,018,100

Deferred tax liabilities
Fixed asset basis	(109,600)	(112,500)

Total deferred tax liability	(109,600)	(112,500)

Valuation allowance	(754,800)	(905,600)

Net deferred tax asset	$-	$-